Related Party Disclosures - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
Other purchases of goods, related party transactions	$ 15	$ 23	$ 46	$ 46
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
SMP	11	16	36	39
Other purchases of goods, related party transactions	13	23	40	46
Mubadala Technology
Disclosure of transactions between related parties [line items]
Other purchases of goods, related party transactions	$ 2	$ 0	$ 6	$ 0